MD&A - Risk management and control - Credit Risk (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.17
		Collateral				Credit enhancements
CHF billion	Maximumexposure tocredit risk	Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	87.1								87.1
Due from banks[2]	13.7		0.1						13.6
Cash collateral on securities borrowed	12.4		12.2						0.2
Reverse repurchase agreements	77.2		72.8		4.2				0.2
Cash collateral receivables on derivative instruments[3,4]	23.4					12.5			11.0
Loans[5]	319.6	16.1	111.4	160.1	15.9		0.0	1.3	14.8
Financial assets held to maturity	9.2								9.2
Other assets	25.8		19.5						6.3
Total financial assets measured at amortized cost	568.4	16.1	216.0	160.1	20.1	12.5	0.0	1.3	142.3
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	118.2		4.0			100.2			14.0
Trading portfolio assets – debt instruments[6,7]	25.6								25.6
Financial assets designated at fair value – debt instruments[8]	58.4		9.8						48.5
Financial assets available for sale – debt instruments[8]	7.9								7.9
Total financial assets measured at fair value	210.1	0.0	13.8	0.0	0.0	100.2	0.0	0.0	96.1
Total maximum exposure to credit risk reflected on the balance sheet	778.5	16.1	229.8	160.1	20.1	112.7	0.0	1.3	238.4
Guarantees[9]	18.8	1.0	2.1	0.2	1.2			3.0	11.3
Loan commitments[9]	39.1		2.8	1.1	9.5		1.0	1.4	23.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	12.7		12.4						0.3
Total maximum exposure to credit risk not reflected on the balance sheet	70.6	1.0	17.4	1.2	10.7	0.0	1.0	4.4	34.8
Total	849.1	17.2	247.1	161.3	30.8	112.7	1.1	5.8	273.2

Maximum exposure to credit risk (continued)
	31.12.16
	Maximumexposure tocredit risk	Collateral				Credit enhancements
CHF billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	107.1								107.1
Due from banks[2]	13.2								13.2
Cash collateral on securities borrowed	15.1		14.8						0.3
Reverse repurchase agreements	66.2		62.5		3.2				0.5
Cash collateral receivables on derivative instruments[3,4]	26.7					15.1			11.5
Loans[5]	306.3	17.4	99.6	158.2	14.6		0.1	1.8	14.6
Financial assets held to maturity	9.3								9.3
Other assets	18.6		10.0						8.7
Total financial assets measured at amortized cost	562.5	17.4	186.9	158.2	17.7	15.1	0.1	1.8	165.2
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	158.4		5.3			134.5			18.6
Trading portfolio assets – debt instruments[6,7]	21.8								21.8
Financial assets designated at fair value – debt instruments[8]	64.8		2.6				0.6		61.6
Financial assets available for sale – debt instruments[8]	14.9								14.9
Total financial assets measured at fair value	259.9	0.0	7.9	0.0	0.0	134.5	0.6	0.0	116.9
Total maximum exposure to credit risk reflected on the balance sheet	822.4	17.4	194.9	158.2	17.7	149.6	0.7	1.8	282.1
Guarantees[9]	16.7	1.4	2.0	0.2	1.2		0.1	3.0	8.8
Loan commitments[9]	54.4	0.1	3.9	1.0	9.5		4.8	2.0	33.1
Forward starting transactions, reverse repurchase and securities borrowing agreements	10.2		10.2						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	81.3	1.5	16.1	1.1	10.6	0.0	4.9	5.1	41.9
Total	903.7	18.9	210.9	159.4	28.4	149.6	5.7	6.8	324.0
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Due from banks includes amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the netting column represents the netting potential not recognized on the balance sheet. Refer to Note 24 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. In 2017, we further aligned our collateral allocation processes within Wealth Management Americas to prioritize collateral mainly according to its liquidity profile. This change resulted in increases in loans secured by cash and decreases in loans secured by securities of CHF 4.5 billion. 6 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 7 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 8 Does not include investment fund units. Financial assets designated at fair value collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 9 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to the “Treasury management” section of this report for more information.

Internal UBS rating scale and mapping of external ratings
Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa	CCC	CCC
13	>17		Ca to C	CC to C	CC to C
Counterparty is in default	Default	Defaulted		D	D

Total past due but not impaired
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
Past due but not impaired loans
CHF million	31.12.17	31.12.16
1–10 days	126	54
11–30 days	108	113
31–60 days	126	68
61–90 days	192	10
>90 days	507	641
of which: mortgage loans	336[1]	542[1]
Total	1,059	887
1 Total mortgage loans IFRS carrying value was CHF 153,729 million (31 December 2016: CHF 153,006 million).

Total impaired financial instruments
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
Impaired financial instruments by type
CHF million	Gross impairedfinancial instruments		Allowances and provisions		Estimated liquidationproceeds of collateral[1]		Net impairedfinancial instruments
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Loans (including amounts due from banks)	1,076	975	(661)	(599)	(206)	(161)	210	215
Guarantees and loan commitments	199	260	(33)	(54)	(5)	(10)	161	195
Total impaired financial instruments	1,275[2]	1,235	(694)[2]	(653)	(210)	(171)	371	411
1 Does not include oil and gas reserves related to reserve-based lending. 2 Includes CHF 13 million in collective loan loss allowances (31 December 2016: CHF 12 million). Does not include exposures within Other assets of CHF 352 million, with associated allowances of CHF 19 million.

UBS AG
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.17
		Collateral				Credit enhancements
CHF billion	Maximumexposure tocredit risk	Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	87.1								87.1
Due from banks[2]	13.7		0.1						13.6
Cash collateral on securities borrowed	12.4		12.2						0.2
Reverse repurchase agreements	77.2		72.8		4.2				0.2
Cash collateral receivables on derivative instruments[3,4]	23.4					12.5			11.0
Loans[5]	321.7	17.9	111.4	160.1	15.9		0.0	1.3	15.1
Financial assets held to maturity	9.2								9.2
Other assets	25.8		19.5						6.3
Total financial assets measured at amortized cost	570.6	17.9	216.0	160.1	20.1	12.5	0.0	1.3	142.7
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	118.2		4.0			100.2			14.0
Trading portfolio assets – debt instruments[6,7]	25.7								25.7
Financial assets designated at fair value – debt instruments[8]	58.4		9.8						48.5
Financial assets available for sale – debt instruments[8]	7.9								7.9
Total financial assets measured at fair value	210.2	0.0	13.8	0.0	0.0	100.2	0.0	0.0	96.2
Total maximum exposure to credit risk reflected on the balance sheet	780.8	17.9	229.8	160.1	20.1	112.7	0.0	1.3	238.9
Guarantees[9]	18.8	1.0	2.1	0.2	1.2			3.0	11.3
Loan commitments[9]	39.1		2.8	1.1	9.5		1.0	1.4	23.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	12.7		12.4						0.2
Total maximum exposure to credit risk not reflected on the balance sheet	70.6	1.0	17.4	1.2	10.7	0.0	1.0	4.4	34.8
Total	851.4	18.9	247.1	161.3	30.8	112.7	1.1	5.8	273.7

Maximum exposure to credit risk (continued)
	31.12.16
		Collateral				Credit enhancements
CHF billion	Maximumexposure tocredit risk	Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	107.1								107.1
Due from banks[2]	13.1								13.1
Cash collateral on securities borrowed	15.1		14.8						0.3
Reverse repurchase agreements	66.2		62.5		3.2				0.5
Cash collateral receivables on derivative instruments[3,4]	26.7					15.1			11.5
Loans[5]	307.0	17.9	99.6	158.2	14.6		0.1	1.8	14.8
Financial assets held to maturity	9.3								9.3
Other assets	18.6		10.0						8.7
Total financial assets measured at amortized cost	563.2	17.9	186.9	158.2	17.7	15.1	0.1	1.8	165.3
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	158.4		5.3			134.5			18.6
Trading portfolio assets – debt instruments[6,7]	21.9								21.9
Financial assets designated at fair value – debt instruments[8]	64.8		2.6				0.6		61.6
Financial assets available for sale – debt instruments[8]	14.9								14.9
Total financial assets measured at fair value	260.0	0.0	7.9	0.0	0.0	134.5	0.6	0.0	117.0
Total maximum exposure to credit risk reflected on the balance sheet	823.2	17.9	194.9	158.2	17.7	149.6	0.7	1.8	282.3
Guarantees[9]	16.7	1.4	2.0	0.2	1.2		0.1	3.0	8.8
Loan commitments[9]	54.4	0.1	3.9	1.0	9.5		4.8	2.0	33.1
Forward starting transactions, reverse repurchase and securities borrowing agreements	10.2		10.2						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	81.3	1.5	16.1	1.1	10.6	0.0	4.9	5.1	41.9
Total	904.5	19.4	210.9	159.4	28.4	149.6	5.7	6.8	324.3
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Due from banks includes amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the netting column represents the netting potential not recognized on the balance sheet. Refer to Note 24 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. In 2017, we further aligned our collateral allocation processes within Wealth Management Americas to prioritize collateral mainly according to its liquidity profile. This change resulted in increases in loans secured by cash and decreases in loans secured by securities of CHF 4.5 billion. 6 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 7 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 8 Does not include investment fund units. Financial assets designated at fair value collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 9 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to the “Treasury management” section of this report for more information.

Internal UBS rating scale and mapping of external ratings
Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa	CCC	CCC
13	>17		Ca to C	CC to C	CC to C
Counterparty is in default	Default	Defaulted		D	D

UBS AG | Total past due but not impaired
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
Past due but not impaired loans
CHF million	31.12.17	31.12.16
1–10 days	126	54
11–30 days	108	113
31–60 days	126	68
61–90 days	192	10
>90 days	507	641
of which: mortgage loans	336[1]	542[1]
Total	1,059	887
1 Total mortgage loans IFRS carrying value was CHF 153,729 million (31 December 2016: CHF 153,006 million).

UBS AG | Total impaired financial instruments
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
Impaired financial instruments by type
CHF million	Gross impairedfinancial instruments		Allowances and provisions		Estimated liquidationproceeds of collateral[1]		Net impairedfinancial instruments
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Loans (including amounts due from banks)	1,076	975	(661)	(599)	(206)	(161)	210	215
Guarantees and loan commitments	199	260	(33)	(54)	(5)	(10)	161	195
Total impaired financial instruments	1,275[2]	1,235	(694)[2]	(653)	(210)	(171)	371	411
1 Does not include oil and gas reserves related to reserve-based lending. 2 Includes CHF 13 million in collective loan loss allowances (31 December 2016: CHF 12 million). Does not include exposures within Other assets of CHF 352 million, with associated allowances of CHF 19 million.